Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Communication Services - 0.9%
TKO Group Holdings, Inc.	5,419	$442,082

Consumer Discretionary - 6.6%
1-800-Flowers.com, Inc. - Class A(a)	26,824	289,163
Carter's, Inc.	7,472	559,577
Designer Brands, Inc. - Class A	21,923	194,019
KB Home	7,825	488,750
LKQ Corp.	5,015	239,667
Monro, Inc.	10,251	300,764
Newell Brands, Inc.	22,181	192,531
Pool Corp.	1,010	402,697
Sonos, Inc.(a)	13,905	238,332
Wolverine World Wide, Inc.	25,589	227,486
		3,132,986

Consumer Staples - 2.7%
Herbalife Ltd.(a)	16,823	256,719
J & J Snack Foods Corp.	2,555	427,043
Nu Skin Enterprises, Inc. - Class A	10,061	195,385
TreeHouse Foods, Inc.(a)	9,454	391,868
		1,271,015

Energy - 5.1%
Diamondback Energy, Inc.	4,088	633,967
Northern Oil and Gas, Inc.	6,421	238,026
Oceaneering International, Inc.(a)	27,340	581,795
Patterson-UTI Energy, Inc.	21,173	228,668
Range Resources Corp.	23,349	710,745
		2,393,201

Financials - 12.6%
BankUnited, Inc.	21,139	685,539
Banner Corp.	5,356	286,867
Berkshire Hills Bancorp, Inc.	5,856	145,404
BRP Group, Inc. - Class A(a)	23,161	556,327
Cohen & Steers, Inc.	7,966	603,265
eHealth, Inc.(a)	9,303	81,122
Euronet Worldwide, Inc.(a)	5,094	516,990
Nasdaq, Inc.	10,535	612,505
National Bank Holdings Corp. - Class A	16,823	625,648
Pacific Premier Bancorp, Inc.	12,068	351,299
Texas Capital Bancshares, Inc.(a)	6,500	420,095
United Community Banks, Inc. of Georgia	11,773	344,478
Voya Financial, Inc.	6,901	503,497
WSFS Financial Corp.	4,925	226,205
		5,959,241

Health Care - 15.1%
Acadia Healthcare Co., Inc.(a)	12,185	947,505
Catalent, Inc.(a)	9,716	436,540
Charles River Laboratories International, Inc.(a)	2,398	566,887
Chemed Corp.	1,383	808,709
Encompass Health Corp.	8,026	535,495
Enhabit, Inc.(a)	571	5,910
Haemonetics Corp.(a)	4,039	345,375
HealthEquity, Inc.(a)	8,180	542,334
Merit Medical Systems, Inc.(a)	11,668	886,301
Pediatrix Medical Group, Inc.(a)	11,336	105,425
PetIQ, Inc.(a)	18,106	357,594
Prestige Consumer Healthcare, Inc.(a)	8,371	512,473
QuidelOrtho Corp.(a)	3,527	259,940
Supernus Pharmaceuticals, Inc.(a)	17,081	494,324
Teleflex, Inc.	1,309	326,386
		7,131,198

Industrials - 26.0%
AerCap Holdings NV(a)	12,967	963,707
Albany International Corp. - Class A	7,062	693,630
ASGN, Inc.(a)	8,055	774,649
AZEK Co., Inc.(a)	16,726	639,770
AZZ, Inc.	7,204	418,480
Barnes Group, Inc.	13,826	451,142
Carlisle Cos., Inc.	2,472	772,327
Dycom Industries, Inc.(a)	6,665	767,075
Enviri Corp.(a)	41,547	373,923
Flowserve Corp.	8,752	360,757
FTI Consulting, Inc.(a)	4,993	994,355
GXO Logistics, Inc.(a)	4,723	288,859
HEICO Corp. - Class A	3,079	438,573
Huron Consulting Group, Inc.(a)	8,831	907,826
IDEX Corp.	2,049	444,858
Jacobs Solutions, Inc.	3,557	461,699
KBR, Inc.	9,952	551,440
Knight-Swift Transportation Holdings, Inc.	8,363	482,127
Matthews International Corp. - Class A	14,010	513,467
Mercury Systems, Inc.(a)	5,756	210,497
Westinghouse Air Brake Technologies Corp.	2,630	333,747
WillScot Mobile Mini Holdings Corp.(a)	10,588	471,166
		12,314,074

Information Technology - 17.0%
ACI Worldwide, Inc.(a)	19,178	586,847
Advanced Energy Industries, Inc.	7,498	816,682
Aspen Technology, Inc.(a)	1,873	412,341
Belden, Inc.	9,055	699,499
Box, Inc. - Class A(a)	19,937	510,587
Ciena Corp.(a)	8,498	382,495
Gartner, Inc.(a)	2,101	947,782
Infinera Corp.(a)	43,062	204,545
IPG Photonics Corp.(a)	2,823	306,408
Itron, Inc.(a)	10,146	766,124
Knowles Corp.(a)	27,358	489,982
MACOM Technology Solutions Holdings, Inc.(a)	10,329	960,080
NCR Voyix Corp.(a)	16,381	277,003
Rogers Corp.(a)	1,391	183,709
Teledyne Technologies, Inc.(a)	1,115	497,613
		8,041,697

Materials - 5.3%
Alamos Gold, Inc. - Class A	46,702	629,076
AptarGroup, Inc.	4,832	597,332
Silgan Holdings, Inc.	5,655	255,889
Summit Materials, Inc. - Class A(a)	15,038	578,361
Tronox Holdings PLC	33,166	469,631
		2,530,289

Real Estate - 0.2%
Safehold, Inc.	3,894	91,120

Utilities - 2.0%
ALLETE, Inc.	10,944	669,335
NorthWestern Corp.	5,082	258,623
		927,958
TOTAL COMMON STOCKS (Cost $39,483,634)		44,234,861

REAL ESTATE INVESTMENT TRUSTS - 3.0%	Shares	Value
Boston Properties, Inc.	3,168	222,299
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,274	586,737
JBG SMITH Properties	19,429	330,487
STAG Industrial, Inc.	6,949	272,818
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,151,611)		1,412,341

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
iShares Core S&P Small-Cap ETF	2,434	263,481
iShares Russell 2000 ETF	696	139,694
TOTAL EXCHANGE TRADED FUNDS (Cost $356,126)		403,175

CLOSED END FUNDS - 0.8%	Shares	Value
SLR Investment Corp.	25,963	390,224
TOTAL CLOSED END FUNDS (Cost $382,954)		390,224

TOTAL INVESTMENTS - 98.2% (Cost $41,374,325)		$46,440,601
Other Assets in Excess of Liabilities - 1.8%		856,716
TOTAL NET ASSETS - 100.0%		$47,297,317

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.